Unaudited interim condensed consolidated statement of comprehensive (income) loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited interim condensed consolidated statement of comprehensive (income) loss
Net loss for the period	€ (175,882)	€ (49,029)
Items that will be reclassified subsequently to profit or loss	(260)	(220)
Currency translation differences - equity method	(183)	(286)
Currency translation differences	(77)	66
Items that will not be reclassified subsequently to profit or loss	93	74
Remeasurement of defined benefit plans	93	74
Total other comprehensive loss	(167)	(146)
Total comprehensive loss	€ (176,049)	€ (49,175)